Dividends Paid and Proposed	12 Months Ended
Dec. 31, 2023
Text Block [abstract]
Dividends paid and proposed
A.3	Dividends paid and proposed
Woodside Energy Group Ltd, the parent entity, paid and proposed dividends set out below:

	202 3 US$m	202 2 US$m	202 1 US$m

(a) Dividends paid during the financial year
Prior year fully franked final dividend 1	2,734	1,018	115
Current year fully franked interim dividend 2	1,519	2,070	289

	4,253	3,088	404

(b) Dividend declared subsequent to the reporting period (not recorded as a liability)
Final dividend 3	1,139	2,734	1,018

(c) Other information

Current year dividends per share (US cents)	140	253	135

1.	2023: US$1.44, paid on 5 April 2023
2022:	US$1.05, paid on 23 March 2022
2021:	US$0.12, paid on 24 March 2021
2.	2023: US$0.80, paid on 28 September 2023
2022:	US$1.09, paid on 6 October 2022
2021:	US$0.30, paid on 24 September 2021
3.	2023: US$0.60, to be paid on 4 April 2024
2022:	US$1.44, paid on 5 April 2023
2021:	US$1.05, paid on 23 March 2022
The Dividend Reinvestment Plan (DRP) was approved by the shareholders at the Annual General Meeting in 2003 for activation as required to fund future growth. The DRP was reactivated in 2019 and suspended by the Board of Directors on 27 February 2023.